Details of Significant Accounts - Capital Surplus, schedule of capital surplus (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Details of Significant Accounts [Abstract]
Additional paid-in capital	$ 477,415	$ 477,415
Other:
Employees’ stock option cost	9,901	9,614
Retirement of treasury shares	27,371	27,371
Subtotal	37,272	36,985
Capital surplus	$ 514,687	$ 514,400